United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2023

Date of Reporting Period: Six months ended 12/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2022

Bank Loan Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2022, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	19.3%
Health Care	10.7%
Media Entertainment	6.6%
Insurance - P&C	5.4%
Consumer Products	4.2%
Finance Companies	4.2%
Chemicals	3.9%
Building Materials	3.7%
Industrial - Other	3.6%
Other[2]	32.6%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities - Net[4]	4.4%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged
Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—82.2%
		Aerospace/Defense—0.9%
$ 4,760,029		Peraton Corp., Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 2/1/2028	$ 4,656,903
2,553,139		TransDigm, Inc., 2020 Term Loan E–1st Lien, 6.980% (3-month USLIBOR +2.250%), 5/30/2025	2,530,224
		TOTAL	7,187,127
		Airlines—0.5%
4,000,000		American Airlines, Inc., 2021 Term Loan–1st Lien, 8.993% (3-month USLIBOR +4.750%), 4/20/2028	3,989,380
		Automotive—1.9%
1,400,000		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 7.898% (SOFR CME +3.500%), 12/13/2029	1,373,169
4,325,349		Clarios Global, LP, 2021 USD Term Loan B–1st Lien, 7.634% (1-month USLIBOR +3.250%), 4/30/2026	4,253,267
3,967,513		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 8.480% (3-month USLIBOR +3.750%), 10/4/2028	3,570,206
900,000		DexKo Global, Inc., 2022 USD Term Loan–1st Lien, 11.080% (SOFR CME +6.500%), 10/4/2028	841,500
2,856,862		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 7.980% (3-month USLIBOR +3.250%), 12/16/2026	2,833,064
1,965,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 1/31/2028	1,693,585
		TOTAL	14,564,791
		Building Materials—3.3%
1,451,250		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 6.384% (1-month USLIBOR +2.000%), 1/15/2027	1,441,664
2,715,999		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 7.568% (1-month USLIBOR +3.250%), 4/12/2028	2,449,736
2,850,000		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 9.961% (SOFR CME +5.625%), 8/1/2028	2,691,825
1,903,192		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 7.884% (1-month USLIBOR +3.500%), 11/23/2027	1,674,067
2,420,221		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 7.665% (3-month USLIBOR +3.250%), 1/31/2028	2,297,395
857,143	[2]	Icebox Holdco III, Inc., 2021 Delayed Draw Term Loan–1st Lien, 8.230% (3-month USLIBOR +3.750%) (partially unfunded), 12/22/2028	793,929
4,109,643		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 8.230% (3-month USLIBOR +3.500%), 12/22/2028	3,806,557
2,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 11.480% (3-month USLIBOR +6.750%), 12/21/2029	1,922,400
301,587	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 10/2/2028	270,863
1,685,833		IPS Corp., 2021 Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 10/2/2028	1,514,089
2,468,750		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 7.884% (1-month USLIBOR +3.500%), 6/2/2028	2,366,260
992,500		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 7.923% (SOFR CME +3.500%), 6/2/2028	950,939
2,922,888		White Cap Buyer, LLC, Term Loan B–1st Lien, 8.073% (SOFR CME +3.750%), 10/19/2027	2,831,547
		TOTAL	25,011,271
		Cable Satellite—1.7%
1,831,037		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 6.140% (1-month USLIBOR +1.750%), 2/1/2027	1,790,754
4,754,278		DirecTV Financing, LLC, Term Loan–1st Lien, 9.384% (1-month USLIBOR +5.000%), 8/2/2027	4,638,892
1,275,000		Telenet Financing USD, LLC, 2020 USD Term Loan AR–1st Lien, 6.318% (1-month USLIBOR +2.000%), 4/30/2028	1,244,081
3,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 7.243% (1-month USLIBOR +2.925%), 1/31/2029	2,937,495
2,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 6.818% (1-month USLIBOR +2.500%), 4/30/2028	2,443,563
		TOTAL	13,054,785
		Chemicals—3.6%
2,400,000	[2]	Axalta Coating Systems Dutch Holding B B.V., 2022 USD Term Loan B–1st Lien, TBD, 12/20/2029	2,405,400
2,928,826		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 6.323% (1-month USLIBOR +2.000%), 1/31/2026	2,928,826
2,732,366		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 6/30/2027	2,623,072
2,163,114		Lonza Group AG, USD Term Loan B–1st Lien, 8.730% (3-month USLIBOR +4.000%), 7/3/2028	1,993,309
3,617,108		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 7.230% (3-month USLIBOR +2.500%), 3/2/2026	3,591,680
3,461,278		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 8.500% (3-month USLIBOR +3.750%), 11/9/2028	3,331,965
2,910,288		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 9.021%–11.250% (2-month USLIBOR +4.750%, PRIME +3.750%), 10/15/2025	2,366,065
3,397,728		Potters Industries, LLC, Term Loan B–1st Lien, 8.730% (3-month USLIBOR +4.000%), 12/14/2027	3,338,267
985,000		PQ Corp., 2021 Term Loan B–1st Lien, 6.915% (3-month USLIBOR +2.500%), 6/9/2028	972,072
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 3,960,000		Sparta U.S. Holdco, LLC, 2021 Term Loan–1st Lien, 7.142% (1-month USLIBOR +3.000%), 8/2/2028	$ 3,864,306
		TOTAL	27,414,962
		Consumer Cyclical Services—2.8%
2,282,861		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.173% (1-month USLIBOR +3.750%), 5/12/2028	2,173,295
2,677,314		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 9.884% (1-month USLIBOR +5.500%), 9/1/2027	2,434,348
2,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 9.884% (1-month USLIBOR +5.500%), 9/1/2027	1,809,380
5,855,750		Century Casinos, Inc., 2022 Term Loan–1st Lien, 10.224% (SOFR CME +6.100%), 4/2/2029	5,584,921
2,743,092		Core & Main, LP, 2021 Term Loan B–1st Lien, 6.889%–7.416% (1-month USLIBOR +2.500%, 6-month USLIBOR +2.500%), 7/27/2028	2,715,661
2,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 8.930% (3-month USLIBOR +4.250%), 10/30/2026	2,435,358
3,958,916		Jack Ohio Finance, LLC, Term Loan–1st Lien, 9.134% (1-month USLIBOR +4.750%), 10/4/2028	3,889,635
		TOTAL	21,042,598
		Consumer Products—4.1%
3,845,706		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 8.384% (1-month USLIBOR +4.000%), 6/11/2026	3,742,353
843,625		BCPE Empire Holdings, Inc., 2022 Incremental Term Loan–1st Lien, 9.048% (SOFR CME +4.625%), 6/11/2026	822,534
2,935,063		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 7.239% (SOFR CME +3.500%), 11/8/2027	2,848,318
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 10.489% (3-month USLIBOR +6.750%), 11/6/2028	1,422,503
3,448,835		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 7.165% (3-month USLIBOR +2.750%), 9/29/2028	3,338,903
3,846,667		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 6.625% (1-month USLIBOR +2.250%), 12/22/2027	3,784,158
4,947,519		Illuminate Merger Sub Corp., Term Loan–1st Lien, 7.884% (3-month USLIBOR +3.500%), 7/21/2028	4,475,451
8,000,000		Illuminate Merger Sub Corp., Term Loan–2nd Lien, 11.134% (1-month USLIBOR +6.750%), 7/23/2029	6,746,640
634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 15.384% (1-month USLIBOR +11.000%), 3/27/2025	317,531
3,925,113		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 8.480% (3-month USLIBOR +3.750%), 10/1/2026	3,768,658
		TOTAL	31,267,049
		Diversified—0.5%
992,500		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 8.134% (1-month USLIBOR +3.750%), 12/15/2028	956,700
3,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 11.384% (1-month USLIBOR +7.000%), 12/14/2029	2,743,125
		TOTAL	3,699,825
		Diversified Manufacturing—1.7%
1,960,351		Gardner Denver, Inc., 2020 USD Term Loan B2–1st Lien, 6.173% (SOFR CME +1.750%), 3/1/2027	1,947,285
2,329,344		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 6.884% (1-month USLIBOR +2.500%), 3/31/2027	2,284,481
2,793,000		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 7.823% (SOFR CME +3.500%), 11/16/2029	2,778,169
972,500		Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan–1st Lien, 6.173% (SOFR CME +1.750%), 3/1/2027	966,019
1,400,000		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 9.269% (SOFR CME +5.000%), 3/2/2028	1,386,000
3,420,095		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 8.153% (SOFR CME +3.750%), 3/2/2028	3,298,271
		TOTAL	12,660,225
		Financial Institutions—1.3%
4,564,354		Sedgwick Claims Management Services, Inc., 2018 Term Loan B–1st Lien, 7.634% (1-month USLIBOR +3.250%), 12/31/2025	4,447,392
2,862,584		Sedgwick Claims Management Services, Inc., 2019 Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 9/3/2026	2,815,051
2,869,040		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, 8.634% (1-month USLIBOR +4.250%), 9/3/2026	2,839,991
		TOTAL	10,102,434
		Food & Beverage—0.8%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 6.134% (1-month USLIBOR +1.750%), 1/15/2027	1,839,123
2,947,575		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 7.792% (1-month USLIBOR +3.500%), 4/5/2028	1,322,725
2,636,667		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.134% (1-month USLIBOR +2.750%), 11/22/2028	2,628,928
		TOTAL	5,790,776
		Gaming—2.7%
2,496,703		Caesars Resort Collection, LLC, 2017 Term Loan B–1st Lien, 7.134% (1-month USLIBOR +2.750%), 12/23/2024	2,494,306
1,938,285		Caesars Resort Collection, LLC, 2020 Term Loan B1–1st Lien, 7.884% (1-month USLIBOR +3.500%), 7/21/2025	1,935,968
2,772,116		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 7.390% (1-month USLIBOR +3.000%), 10/21/2024	2,768,651
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$ 3,731,250		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 8.753% (3-month USLIBOR +4.000%), 11/1/2026	$ 3,673,714
3,304,170		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 8.730% (3-month USLIBOR +4.000%), 4/26/2028	3,176,133
3,491,250		Scientific Games Holdings, LP, 2022 USD Term Loan B–1st Lien, 7.097% (SOFR CME +3.500%), 4/4/2029	3,337,967
1,990,000		Scientific Games International, Inc., 2022 USD Term Loan–1st Lien, 7.417% (SOFR CME +3.000%), 4/14/2029	1,967,971
977,575		Stars Group Holdings B.V., 2018 USD Incremental Term Loan–1st Lien, 6.980% (3-month USLIBOR +2.250%), 7/21/2026	965,625
		TOTAL	20,320,335
		Health Care—9.6%
3,761,432		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 7.884% (1-month USLIBOR +3.500%), 8/24/2028	3,703,845
434,162	[2]	Athenahealth, Inc., 2022 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 2/15/2029	393,073
2,548,746		Athenahealth, Inc., 2022 Term Loan B–1st Lien, 7.821% (SOFR CME +3.500%), 2/15/2029	2,307,533
2,814,542		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 6.634% (1-month USLIBOR +2.250%), 11/8/2027	2,805,747
2,985,000		Bausch & Lomb, Inc., Term Loan–1st Lien, 7.842% (SOFR CME +3.250%), 5/10/2027	2,847,421
2,068,944		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 9/1/2024	1,932,745
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 8.884% (1-month USLIBOR +4.500%), 9/1/2024	2,053,693
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 12.384% (1-month USLIBOR +8.000%), 9/1/2025	4,700,000
1,114,685		Carestream Health, Inc., 2022 Term Loan–1st Lien, 12.180% (SOFR CME +7.500%), 9/30/2027	852,734
2,414,175		Curium BidCo S.a r.l., 2020 USD Term Loan–1st Lien, 8.980% (1-month USLIBOR +4.250%, 3-month USLIBOR +4.250%), 12/2/2027	2,359,856
629,921	[2]	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan–1st Lien, 4.000%–8.573% (SOFR CME +4.250%) (partially unfunded), 3/30/2029	615,748
3,353,228		Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B–1st Lien, 8.573% (SOFR CME +4.250%), 3/30/2029	3,277,781
11,586,773		Exactech, Inc., 2018 Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 2/14/2025	8,863,881
1,816,892		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 8.634% (1-month USLIBOR +4.250%), 3/14/2025	1,298,324
2,353,184		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 8.422% (1-month USLIBOR +4.250%), 10/2/2025	1,663,419
893,653		IQVIA, Inc., 2017 USD Term Loan B2–1st Lien, 6.134% (1-month USLIBOR +1.750%), 1/17/2025	892,911
2,264,446		IQVIA, Inc., 2018 USD Term Loan B3–1st Lien, 6.480% (3-month USLIBOR +1.750%), 6/11/2025	2,258,083
1,985,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 7.889% (1-month USLIBOR +3.500%), 10/16/2028	1,900,637
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 10.889% (1-month USLIBOR +6.500%), 10/15/2029	860,000
2,471,281		Medline Borrower, LP, USD Term Loan B–1st Lien, 7.634% (1-month USLIBOR +3.250%), 10/23/2028	2,352,919
3,792,375		MH Sub I, LLC, 2017 Term Loan–1st Lien, 8.134% (1-month USLIBOR +3.750%), 9/13/2024	3,692,294
4,050,675		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 8.134% (1-month USLIBOR +3.750%), 9/13/2024	3,945,074
5,750,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 10.649% (SOFR CME +6.250%), 2/23/2029	5,149,844
2,952,575		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 8.985% (3-month USLIBOR +4.250%), 9/1/2028	2,535,524
2,945,651		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 8.140%–8.480% (1-month USLIBOR +3.750%, 3-month USLIBOR +3.750%), 3/2/2028	2,075,049
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 11.980% (3-month USLIBOR +7.250%), 3/2/2029	1,332,500
42,951		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 8.480% (3-month USLIBOR +3.750%), 3/2/2028	30,256
1,942,173		Navicure, Inc., 2019 Term Loan B–1st Lien, 8.384% (1-month USLIBOR +4.000%), 10/22/2026	1,913,040
1,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 8.165% (3-month USLIBOR +3.750%), 11/16/2025	1,271,624
987,500		Signify Health, LLC, 2021 Term Loan B–1st Lien, 7.730% (3-month USLIBOR +3.000%), 6/22/2028	977,625
2,384,161		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 9.573% (SOFR CME +5.250%), 3/2/2027	1,803,773
		TOTAL	72,666,953
		Independent Energy—1.1%
7,750,000		Ascent Resources Utica Holdings, LLC, 2020 Fixed Term Loan–2nd Lien, 12.941% (3-month USLIBOR +9.000%), 11/1/2025	8,215,000
		Industrial - Other—3.6%
997,500		FCG Acquisitions, Inc., 2022 Incremental Term Loan–1st Lien, 9.330% (SOFR CME +4.750%), 3/31/2028	960,094
2,751,980		Filtration Group Corp., 2018 Term Loan–1st Lien, 7.384% (1-month USLIBOR +3.000%), 3/29/2025	2,729,056
2,701,960		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 10/21/2028	2,659,175
3,082,285		Fluid-Flow Products, Inc., Term Loan–1st Lien, 8.480% (3-month USLIBOR +3.750%), 3/31/2028	2,938,774
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 11.480% (3-month USLIBOR +6.750%), 3/29/2029	1,417,500
2,932,582		Madison IAQ, LLC, Term Loan–1st Lien, 7.988% (3-month USLIBOR +3.250%), 6/21/2028	2,735,747
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—continued
$ 2,942,488		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 6.550%–6.880% (1-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	$ 2,925,951
3,391,500		SPX Flow, Inc., 2022 Term Loan–1st Lien, 8.923% (SOFR CME +4.500%), 4/5/2029	3,176,513
3,902,181		Vectra Co., Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 3/8/2025	3,105,160
1,561,650		Vectra Co., Term Loan–2nd Lien, 11.634% (1-month USLIBOR +7.250%), 3/8/2026	780,825
3,871,447		Vertical US Newco, Inc., Term Loan B–1st Lien, 6.871% (6-month USLIBOR +3.500%), 7/30/2027	3,735,056
		TOTAL	27,163,851
		Insurance - P&C—4.9%
2,796,061		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 6.634% (1-month USLIBOR +2.250%), 2/19/2028	2,749,968
2,633,729		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 7.884% (1-month USLIBOR +3.500%), 2/12/2027	2,564,054
2,888,289		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 7.884% (1-month USLIBOR +3.500%), 2/12/2027	2,804,529
1,845,375		AssuredPartners, Inc., 2022 Term Loan B4–1st Lien, 8.573% (SOFR CME +4.250%), 2/12/2027	1,836,157
1,775,934		Asurion, LLC, 2018 Term Loan B7–1st Lien, 7.384% (1-month USLIBOR +3.000%), 11/3/2024	1,729,316
1,525,105		Asurion, LLC, 2020 Term Loan B8–1st Lien, 7.634% (1-month USLIBOR +3.250%), 12/23/2026	1,363,383
1,250,000		Asurion, LLC, 2021 Term Loan B3–2nd Lien, 9.634% (1-month USLIBOR +5.250%), 1/31/2028	982,288
2,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 9.634% (1-month USLIBOR +5.250%), 1/20/2029	1,566,430
1,945,152		Asurion, LLC, 2021 Term Loan B9–1st Lien, 7.634% (1-month USLIBOR +3.250%), 7/31/2027	1,708,096
1,995,000		Asurion, LLC, 2022 Term Loan B10–1st Lien, 8.680% (SOFR CME +4.000%), 8/19/2028	1,785,026
3,686,586		Hub International Ltd., 2018 Term Loan B–1st Lien, 7.327% (3-month USLIBOR +3.000%), 4/25/2025	3,652,227
2,364,619		Hub International Ltd., 2021 Term Loan B–1st Lien, 7.528% (3-month USLIBOR +3.250%), 4/25/2025	2,346,612
1,900,000		Hub International Ltd., 2022 Term Loan B–1st Lien, 8.220% (SOFR CME +4.000%), 11/10/2029	1,882,586
3,059,611		NFP Corp., 2020 Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 2/15/2027	2,933,953
1,905,279		Ryan Specialty Group, LLC, Term Loan–1st Lien, 7.423% (SOFR CME +3.000%), 9/1/2027	1,896,553
2,327,122		USI, Inc., 2017 Repriced Term Loan–1st Lien, 8.480% (3-month USLIBOR +2.750%), 5/16/2024	2,326,144
2,425,081		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 7.980% (3-month USLIBOR +3.250%), 12/2/2026	2,413,332
393,182		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.330% (SOFR CME +3.750%), 11/22/2029	390,233
		TOTAL	36,930,887
		Leisure—0.5%
3,850,000		Formula One Holdings Ltd., Term Loan B–1st Lien, 7.573% (SOFR CME +3.250%), 1/15/2030	3,852,887
		Lodging—0.7%
2,822,176		Alterra Mountain Co., Term Loan B1–1st Lien, 7.134% (1-month USLIBOR +2.750%), 7/31/2024	2,817,591
2,850,000		Four Seasons Hotels Ltd., 2022 Term Loan B–1st Lien, 7.673% (SOFR CME +3.250%), 11/30/2029	2,854,061
		TOTAL	5,671,652
		Media Entertainment—6.2%
3,000,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 11.422% (1-month USLIBOR +7.250%), 9/1/2025	2,452,230
2,838,631		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 7.935% (7.865% Cash 1-month USLIBOR +3.250%, 0.250% PIK), 3/3/2025	2,615,274
1,485,474		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 9.685% (8.685% Cash 3-month USLIBOR +4.500%, 1.000% PIK), 10/15/2026	1,374,687
2,804,423		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 7.915% (3-month USLIBOR +3.500%), 8/21/2026	2,560,789
3,143,743		Comet Bidco Ltd., 2018 USD Term Loan B–1st Lien, 10.210% (6-month USLIBOR +5.000%), 9/30/2024	2,237,952
2,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 3/31/2026	2,021,287
947,500		E.W. Scripps Co. (The), 2018 Term Loan B–1st Lien, 6.384% (1-month USLIBOR +2.000%), 10/2/2024	932,302
3,105,490		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 6.884% (1-month USLIBOR +2.500%), 5/22/2024	3,043,380
1,504,058		Entercom Media Corp., 2019 Term Loan–1st Lien, 6.889% (1-month USLIBOR +2.500%), 11/18/2024	1,085,207
1,972,556		Gray Television, Inc., 2021 Term Loan D–1st Lien, 7.120% (1-month USLIBOR +3.000%), 12/1/2028	1,919,751
2,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 5/1/2026	2,506,616
5,744,143		Magnite, Inc., Term Loan–1st Lien, 8.570%–9.740% (1-month USLIBOR +5.000%, 3-month USLIBOR +5.000%, 6-month USLIBOR +5.000%), 4/28/2028	5,409,087
1,874,641		NEP Group, Inc., Incremental Term Loan B–1st Lien, 8.384% (1-month USLIBOR +4.000%), 10/20/2025	1,641,492
2,750,820		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 10/20/2025	2,385,195
3,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 11.384% (1-month USLIBOR +7.000%), 10/19/2026	2,620,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 6.884% (1-month USLIBOR +2.500%), 9/18/2026	$ 1,518,448
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 6.134% (1-month USLIBOR +1.750%), 11/18/2026	508,921
4,321,070		Recorded Books Inc., 2021 Term Loan–1st Lien, 8.323% (SOFR CME +4.000%), 8/29/2025	4,236,572
1,490,006		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 8.173% (SOFR CME +3.750%), 4/21/2029	1,420,348
2,975,013		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.634% (1-month USLIBOR +3.250%), 1/31/2029	2,895,996
1,890,500		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.830% (SOFR CME +4.250%), 6/24/2029	1,872,540
		TOTAL	47,258,699
		Metals & Mining—0.2%
1,471,275		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 7.702%–8.765% (3-month USLIBOR +4.000%), 10/12/2028	1,375,642
		Oil Field Services—0.2%
1,870,313		ChampionX Corp., 2022 Term Loan B1–1st Lien, 7.567% (SOFR CME +3.250%), 6/7/2029	1,866,806
		Other—0.6%
2,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 10.423% (SOFR CME +6.000%), 12/20/2029	1,837,500
2,982,506		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 7.923% (SOFR CME +3.500%), 12/21/2028	2,894,895
		TOTAL	4,732,395
		Packaging—1.8%
166,667	[3]	Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 11.534% (3-month USLIBOR +7.750%), 12/7/2024	33,333
235,200		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 9.730% (3-month USLIBOR +5.000%), 12/7/2023	174,048
5,800,336		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 8.134% (1-month USLIBOR +3.750%), 12/1/2027	5,644,916
2,382,140		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 8.598% (SOFR CME +4.175%), 4/13/2029	2,274,646
2,212,510		Trident TPI Holdings, Inc., 2017 USD Term Loan B1–1st Lien, 7.980% (3-month USLIBOR +3.250%), 10/17/2024	2,190,728
429,458	[2]	Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 4.000%–8.726% (1-month USLIBOR +4.000%, 3-month USLIBOR +4.000%) (partially unfunded), 9/15/2028	413,431
3,014,506		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 8.726% (3-month USLIBOR +4.000%), 9/15/2028	2,902,004
		TOTAL	13,633,106
		Pharmaceuticals—1.9%
1,950,000		Bausch Health Cos., Inc., 2022 Term Loan B–1st Lien, 9.667% (SOFR CME +5.250%), 2/1/2027	1,490,132
2,848,274		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 7.000% (3-month USLIBOR +2.250%), 7/3/2028	2,843,304
1,631,664		Jazz Financing Lux S.a.r.l., USD Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 5/5/2028	1,619,810
1,077,110		Mallinckrodt International Finance S.A., 2022 USD Exit Term Loan–1st Lien, 9.986% (3-month USLIBOR +5.250%), 9/30/2027	819,874
3,907,136		Mallinckrodt International Finance S.A., 2022 USD Exit Term Loan–1st Lien, 10.236% (3-month USLIBOR +5.500%), 9/30/2027	2,974,307
3,654,144		Organon & Co., USD Term Loan–1st Lien, 7.750% (3-month USLIBOR +3.000%), 6/2/2028	3,627,725
709,649		PRA Health Sciences, Inc., US Term Loan–1st Lien, 7.000% (3-month USLIBOR +2.250%), 7/3/2028	708,411
		TOTAL	14,083,563
		Restaurant—0.7%
2,240,607		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 6.134%–6.165% (1-month USLIBOR +1.750%, 3-month USLIBOR +1.750%), 11/19/2026	2,206,393
3,391,434		IRB Holding Corp., 2022 Term Loan B–1st Lien, 7.317% (SOFR CME +3.000%), 12/15/2027	3,296,474
		TOTAL	5,502,867
		Retailers—0.4%
931,087		Academy Ltd., 2021 Term Loan–1st Lien, 7.870% (1-month USLIBOR +3.750%), 11/5/2027	927,204
2,421,370		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 7.976% (3-month USLIBOR +3.250%), 3/3/2028	2,354,032
		TOTAL	3,281,236
		Services—2.6%
3,875,000		Covetrus, Inc., Term Loan–1st Lien, 9.580% (SOFR CME +5.000%), 10/13/2029	3,640,563
3,945,038		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 8.384% (1-month USLIBOR +4.000%), 7/7/2028	3,724,786
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 11.884% (1-month USLIBOR +7.500%), 7/6/2029	3,770,000
3,935,808		Service Logic Acquisition, Inc., Term Loan–1st Lien, 7.688%–8.415% (3-month USLIBOR +4.000%), 10/29/2027	3,739,017
3,724,688		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 5/12/2028	3,563,391
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 10.884% (1-month USLIBOR +6.500%), 5/14/2029	941,670
		TOTAL	19,379,427
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—18.7%
$ 3,980,000		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 5.500%–7.993% (SOFR CME +3.100%, SOFR CME +3.500%), 2/1/2029	$ 3,811,686
2,000,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.512% (SOFR CME +5.600%), 2/1/2030	1,716,250
2,650,189		Applied Systems, Inc., 2017 Term Loan–1st Lien, 9.080% (3-month USLIBOR +3.000%), 9/19/2024	2,645,141
2,968,794		AppLovin Corp., 2021 Term Loan B–1st Lien, 9.500% (PRIME +2.000%), 10/25/2028	2,827,776
1,932,595		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 9.807% (3-month USLIBOR +5.250%), 5/8/2028	1,368,519
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.202% (3-month USLIBOR +9.000%), 5/7/2029	690,000
1,982,250		Banff Merger Sub, Inc., 2021 USD Term Loan–1st Lien, 8.134% (1-month USLIBOR +3.750%), 10/2/2025	1,902,514
3,000,000		Banff Merger Sub, Inc., 2021 USD Term Loan–2nd Lien, 9.884% (1-month USLIBOR +5.500%), 2/27/2026	2,774,070
3,750,000		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 8.594% (SOFR CME +4.500%), 8/15/2029	3,622,912
4,000,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 11.094% (SOFR CME +7.000%), 8/15/2030	3,655,000
1,980,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 6.634% (1-month USLIBOR +2.250%), 9/21/2028	1,968,120
2,850,000		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.080% (SOFR CME +4.500%), 7/6/2029	2,829,109
2,970,025		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.134% (1-month USLIBOR +3.750%), 10/8/2028	2,809,926
3,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 10.384% (1-month USLIBOR +6.000%), 10/8/2029	2,516,250
1,452,620		CoreLogic, Inc., Term Loan–1st Lien, 7.938% (1-month USLIBOR +3.500%), 6/2/2028	1,217,027
1,959,698		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 8.696% (SOFR CME +4.000%), 10/16/2026	1,897,409
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 11.696% (6-month USLIBOR +7.000%), 2/19/2029	1,834,000
1,901,936		Diebold, Inc., 2017 USD Term Loan B–1st Lien, 7.000% (1-month USLIBOR +2.750%), 11/6/2023	1,346,514
4,738,211		Digi International, Inc., Term Loan B–1st Lien, 9.384% (1-month USLIBOR +5.000%), 11/1/2028	4,702,674
1,757,451		Dun & Bradstreet Corp. (The), Term Loan–1st Lien, 7.639% (1-month USLIBOR +3.250%), 2/6/2026	1,744,428
2,900,203		Epicor Software Corp., 2020 Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 7/30/2027	2,791,272
3,205,292		Gainwell Acquisition Corp., Term Loan B–1st Lien, 8.730% (3-month USLIBOR +4.000%), 10/1/2027	3,016,981
922,901		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 6.384% (1-month USLIBOR +2.000%), 8/10/2027	915,550
1,000,000		Go Daddy Operating Co., LLC, 2022 Term Loan B5–1st Lien, 7.573% (SOFR CME +3.250%), 10/21/2029	999,650
2,325,653		GoTo Group, Inc., Term Loan B–1st Lien, 9.139% (1-month USLIBOR +4.750%), 8/31/2027	1,507,023
1,800,974		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 8.384% (1-month USLIBOR +4.000%), 12/1/2027	1,733,068
3,313,772		Hyland Software, Inc., 2018 Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 7/1/2024	3,276,078
3,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 10.634% (1-month USLIBOR +6.250%), 7/7/2025	3,119,280
1,959,286		II-VI, Inc., 2022 Term Loan B–1st Lien, 7.134% (3-month USLIBOR +2.750%), 7/2/2029	1,943,611
223,307		Marcel LUX IV S.a.r.l., 2020 USD Term Loan B–1st Lien, 8.414% (SOFR CME +4.000%), 12/31/2027	220,515
746,134		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 7.664% (SOFR CME +3.250%), 3/15/2026	735,412
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 11.235% (3-month USLIBOR +6.500%), 10/15/2029	835,625
1,732,317		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 8.415% (3-month USLIBOR +3.750%), 10/15/2028	1,601,501
4,785,223		MLN US Holdco, LLC, 2018 Term Loan–1st Lien, 8.252% (3-month USLIBOR +4.500%), 11/30/2025	1,686,791
2,879,848		NCR Corp., 2019 Term Loan–1st Lien, 6.920% (3-month USLIBOR +2.500%), 8/28/2026	2,804,252
3,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 10.634% (1-month USLIBOR +6.250%), 11/5/2029	3,252,095
3,664,043		NEXUS Buyer, LLC, Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 11/9/2026	3,516,822
3,400,000	[2]	Open Text Corp., 2022 Term Loan B–1st Lien, TBD, 11/16/2029	3,329,025
2,278,902		Optiv Security, Inc., Term Loan–1st Lien, 7.150% (3-month USLIBOR +3.250%), 2/1/2024	2,185,376
2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 11.420% (3-month USLIBOR +7.250%), 1/31/2025	1,866,250
3,713,950		Planview Parent, Inc., Term Loan–1st Lien, 8.730% (3-month USLIBOR +4.000%), 12/17/2027	3,468,550
2,895,900		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 8.390% (1-month USLIBOR +4.000%), 4/26/2024	2,832,190
2,100,507		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 7.884% (1-month USLIBOR +3.500%), 6/1/2026	2,030,266
1,465,032		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 7.884% (1-month USLIBOR +3.500%), 5/30/2026	1,416,510
2,912,690		Rackspace Technology Global, Inc., 2021 Term Loan B–1st Lien, 7.380% (3-month USLIBOR +2.750%), 2/15/2028	1,835,155
1,338,852		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 7.634% (1-month USLIBOR +3.250%), 5/30/2025	1,279,943
1,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 11.384% (1-month USLIBOR +7.000%), 5/29/2026	1,403,745
1,888,380		Renaissance Holding Corp., 2022 Incremental Term Loan–1st Lien, 8.717% (SOFR CME +4.500%), 3/30/2029	1,820,399
2,827,964		Rocket Software, Inc., 2018 Term Loan–1st Lien, 8.637% (1-month USLIBOR +4.250%), 11/28/2025	2,725,804
2,902,500		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 8.323% (SOFR CME +4.000%), 8/14/2026	2,827,398
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 6.298% (SOFR CME +1.875%), 3/12/2027	$ 1,086,986
1,920,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 7.094% (SOFR CME +3.000%), 8/1/2025	1,910,400
2,487,500		Sophia, L.P., 2022 Incremental Term Loan B–1st Lien, 8.573% (SOFR CME +4.250%), 10/7/2027	2,427,390
1,470,141		Sophia, LP, 2021 Term Loan B–1st Lien, 8.230% (3-month USLIBOR +3.500%), 10/7/2027	1,422,368
1,020,882		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 6.673% (SOFR CME +2.250%), 3/22/2029	1,004,615
1,538,235		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 6.673% (SOFR CME +2.250%), 3/22/2029	1,513,723
3,092,937		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 7.323% (SOFR CME +3.000%), 8/31/2028	3,088,297
2,000,000		Tibco Software, Inc., 2022 USD Term Loan–1st Lien, 9.180% (SOFR CME +4.500%), 3/30/2029	1,791,070
209,322		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 6.634% (1-month USLIBOR +2.250%), 12/1/2028	207,622
3,398,196		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 6.998% (3-month USLIBOR +3.250%), 5/4/2026	3,241,030
3,250,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 8.998% (1-month USLIBOR +5.250%), 5/3/2027	2,998,937
2,404,091		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 5/4/2026	2,322,520
2,335,865		Veritas US, Inc., 2021 USD Term Loan B–1st Lien, 9.730% (3-month USLIBOR +5.000%), 9/1/2025	1,659,714
3,937,493		VS Buyer, LLC, Term Loan B–1st Lien, 7.384% (1-month USLIBOR +3.000%), 2/28/2027	3,836,595
2,940,000		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 8.134% (1-month USLIBOR +3.750%), 12/21/2027	2,887,815
		TOTAL	142,254,544
		Transportation Services—1.6%
2,917,950		Buckeye Partners, LP, 2021 Term Loan B–1st Lien, 6.634% (1-month USLIBOR +2.250%), 11/1/2026	2,905,344
2,393,846		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 6.730% (3-month USLIBOR +2.000%), 12/30/2026	2,384,426
1,750,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 7.993% (3-month USLIBOR +3.750%), 10/20/2027	1,787,083
4,887,626		United Airlines, Inc., 2021 Term Loan B–1st Lien, 8.108% (3-month USLIBOR +3.750%), 4/21/2028	4,839,777
		TOTAL	11,916,630
		Utility - Electric—0.8%
2,016,050		Calpine Construction Finance Co., LP, 2017 Term Loan B–1st Lien, 6.384% (1-month USLIBOR +2.000%), 1/15/2025	2,014,156
1,415,385		Calpine Corp., 2020 Term Loan B5–1st Lien, 6.890% (1-month USLIBOR +2.500%), 12/16/2027	1,403,644
2,736,250		TerraForm Power Operating, LLC, 2022 Term Loan B–1st Lien, 7.430% (SOFR CME +2.750%), 5/21/2029	2,720,434
		TOTAL	6,138,234
		Wireless Communications—0.3%
2,664,371		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 6.923% (1-month USLIBOR +2.500%), 11/4/2026	2,644,148
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $662,682,145)	624,674,085
		CORPORATE BONDS—6.8%
		Aerospace/Defense—0.3%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	64,751
2,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	2,033,980
		TOTAL	2,098,731
		Airlines—0.3%
2,475,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	2,384,419
		Automotive—0.3%
2,025,000		Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,423,182
850,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/27/2024	855,441
		TOTAL	2,278,623
		Building Materials—0.4%
2,125,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,600,600
1,000,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	866,644
1,000,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	865,740
		TOTAL	3,332,984
		Cable Satellite—0.4%
1,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	896,560
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 2,025,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	$ 2,088,079
		TOTAL	2,984,639
		Chemicals—0.3%
2,000,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,497,410
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,070,528
		TOTAL	2,567,938
		Consumer Products—0.1%
1,000,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	898,030
		Diversified Manufacturing—0.3%
900,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.850%, 11/1/2024	903,492
1,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,090,815
		TOTAL	1,994,307
		Finance Companies—0.3%
2,150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,939,472
		Gaming—0.5%
1,000,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	849,089
1,000,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	937,020
2,000,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,911,410
		TOTAL	3,697,519
		Health Care—0.7%
4,000,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,141,800
1,375,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	986,274
1,025,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	801,693
		TOTAL	4,929,767
		Independent Energy—0.4%
650,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	633,958
2,000,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,007,960
		TOTAL	2,641,918
		Insurance - P&C—0.5%
2,000,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	1,937,326
2,175,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	2,058,798
		TOTAL	3,996,124
		Media Entertainment—0.4%
1,351,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,136,974
1,500,000		iHeartCommunications, Inc., 6.375%, 5/1/2026	1,382,370
1,050,000		Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	867,778
		TOTAL	3,387,122
		Midstream—0.5%
835,000		EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	807,208
2,150,000		EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	2,108,258
575,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	572,614
		TOTAL	3,488,080
		Oil Field Services—0.1%
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	969,850
		Packaging—0.1%
1,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	953,288
		Technology—0.6%
1,500,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	1,461,137
1,854,000	[3]	Diebold Nixdorf, Inc.,Sr. Secd. Note, 144A, 9.375%, 7/15/2025	1,263,826
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 2,000,000		NCR Corp., 144A, 5.125%, 4/15/2029	$ 1,676,216
		TOTAL	4,401,179
		Transportation Services—0.3%
2,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	2,521,652
		TOTAL CORPORATE BONDS (IDENTIFIED COST $56,906,127)	51,465,642
		ASSET-BACKED SECURITIES—4.8%
		Automotive—0.1%
600,000		Toyota Auto Receivables Owner 2022-D, Class A2B, 5.026%, 1/15/2026	601,586
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.680%, 7/21/2025	487,403
		TOTAL	1,088,989
		Finance Companies—3.9%
1,000,000	[1]	Aimco 2020-12A, Class ER, 9.964% (SOFR CME +6.100), 1/17/2032	913,379
2,000,000	[1]	Anchorage Capital CLO, LTD., 2020-15A, Class DR, 7.643% (3-month USLIBOR +3.400%), 7/20/2034	1,875,377
1,600,000	[1]	Ballyrock Ltd., 2020-14A, Class C, 7.843% (3-month USLIBOR +3.600%), 1/20/2034	1,496,353
750,000	[1]	Dryden Senior Loan Fund 2021-87A, Class D, 7.625% (3-month USLIBOR +2.950%), 5/20/2034	664,100
500,000	[1]	Dryden Senior Loan Fund 2021-90A, Class D, 7.675% (3-month USLIBOR +3.000%), 2/20/2035	448,862
500,000	[1]	Elmwood CLO, XI, Ltd., 2021-4A, Class D, 7.193% (3-month USLIBOR +2.950%), 10/20/2034	466,735
400,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	401,338
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	742,739
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	849,089
750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 6.293% (3-month USLIBOR +2.050%), 4/20/2034	709,611
1,500,000	[1]	GoldenTree Loan Management US 2020-7A, Class DR, 7.393% (3-month USLIBOR +3.150%), 4/20/2034	1,436,305
1,750,000	[1]	Magnetite CLO, Ltd., 2020-28A, Class ER, 10.393% (3-month USLIBOR +6.150%), 1/20/2035	1,559,681
1,250,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	1,252,978
1,250,000	[1]	Neuberger Berman CLO, Ltd., 2020-39A, Class C, 6.493% (3-month USLIBOR +2.250%), 1/20/2032	1,199,420
1,000,000	[1]	Neuberger Berman CLO, Ltd., 2020-39A, Class D, 7.843% (3-month USLIBOR +3.600%), 1/20/2032	951,194
1,250,000	[1]	OCP CLO, Ltd., 2019-16A, Class DR, 7.059% (3-month USLIBOR +3.150%), 4/10/2033	1,148,313
1,000,000	[1]	OCP CLO, Ltd., 2020-18A, Class CR, 6.193% (3-month USLIBOR +1.950%), 7/20/2032	942,392
2,250,000	[1]	OCP CLO, Ltd., 2020-18A, Class DR, 7.443% (3-month USLIBOR +3.200%), 7/20/2032	2,116,661
2,250,000	[1]	OCP CLO, Ltd., 2020-8RA, Class C, 7.829% (3-month USLIBOR +3.750%), 1/17/2032	2,081,142
1,000,000	[1]	OSD CLO, Ltd., 2021-23A, Class D, 7.029% (3-month USLIBOR +2.950%), 4/17/2031	914,027
1,500,000	[1]	OSD CLO, Ltd., 2021-23A, Class E, 10.079% (3-month USLIBOR +6.000%), 4/17/2031	1,339,938
1,250,000	[1]	Pikes Peak CLO, 2021-7A, Class D, 8.157% (3-month USLIBOR +3.400%), 2/25/2034	1,172,899
1,000,000	[1]	Rockland Park CLO, Ltd., 2021-1A, Class C, 6.143% (3-month USLIBOR +1.900%), 4/20/2034	931,570
1,000,000	[1]	Rockland Park CLO, Ltd., 2021-1A, Class E, 10.493% (3-month USLIBOR +6.250%), 4/20/2034	880,609
1,000,000	[1]	Stratus CLO 2021-2A, Class E, 9.993% (3-month USLIBOR +5.750%), 12/28/2029	901,461
2,000,000	[1]	Symphony CLO, Ltd., 2016 - 18A, Class DR, 7.575% (3-month USLIBOR +3.250%), 7/23/2033	1,862,128
500,000	[1]	Symphony CLO, Ltd., 2021-29A, Class D, 7.229% (3-month USLIBOR +3.150%), 1/15/2034	469,441
		TOTAL	29,727,742
	[1]	Financial Institutions—0.8%
750,000		Palmer Square Loan Funding Ltd., 2022-2A, Class C, 6.964% (SOFR CME +3.100%), 10/15/2030	704,383
750,000		Palmer Square Loan Funding Ltd., 2022-2A, Class D, 10.064% (SOFR CME +6.200%), 10/15/2030	689,131
1,200,000		Palmer Square Loan Funding Ltd., 2022-5A, Class C, 7.294% (SOFR CME +3.910%), 1/15/2031	1,158,502
1,500,000		Stratus CLO 2022-1A, Class D, 6.532% (SOFR CME +4.250%), 7/20/2030	1,432,838
2,000,000		Stratus CLO 2022-1A, Class E, 9.782% (SOFR CME + 7.500%), 7/20/2030	1,810,071
		TOTAL	5,794,925
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $39,089,597)	36,611,656
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—0.4%
		Consumer Cyclical Services—0.0%
46,202	[4]	Constellis Holdings LLC	$ 17,326
		Health Care—0.4%
180,104	[4]	Carestream Health, Inc.	3,151,820
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	3,169,146
		INVESTMENT COMPANY—1.4%
11,142,285		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.36%[5] (IDENTIFIED COST $11,140,056)	11,140,056
		TOTAL INVESTMENT IN SECURITIES—95.6% (IDENTIFIED COST $773,671,466)[6]	727,060,585
		OTHER ASSETS AND LIABILITIES - NET—4.4%[7]	33,065,609
		TOTAL NET ASSETS—100%	$760,126,194
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2022	$4,959,566
Purchases at Cost	$272,071,329
Proceeds from Sales	$(265,894,566)
Change in Unrealized Appreciation/Depreciation	$251
Net Realized Gain/(Loss)	$3,476
Value as of 12/31/2022	$11,140,056
Shares Held as of 12/31/2022	11,142,285
Dividend Income	$149,053

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at December 31, 2022 where the rate will be determined at time of settlement.
3
Market quotations and price evaluation are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	Non-income-producing security.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $770,869,364.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$624,640,752	$33,333*	$624,674,085
Corporate Bonds	—	50,201,816	1,263,826*	51,465,642
Asset-Backed Securities	—	36,611,656	—	36,611,656
Equity Securities:
Common Stocks	3,169,146	—	—	3,169,146
Investment Company	11,140,056	—	—	11,140,056
TOTAL SECURITIES	$14,309,202	$711,454,224	$1,297,159	$727,060,585

*
Includes $1,369,769 in securities transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2022	Year Ended June 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.82	$9.69	$9.14	$9.83	$10.02	$10.12
Income From Investment Operations:
Net investment income (loss)	0.33	0.46	0.43	0.49	0.59	0.53
Net realized and unrealized gain (loss)	(0.15)	(0.86)	0.52	(0.69)	(0.20)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.18	(0.40)	0.95	(0.20)	0.39	0.43
Less Distributions:
Distributions from net investment income	(0.33)	(0.47)	(0.40)	(0.49)	(0.58)	(0.53)
Net Asset Value, End of Period	$8.67	$8.82	$9.69	$9.14	$9.83	$10.02
Total Return[1]	2.01%	(4.39)%	10.50%	(2.15)%	4.02%	4.32%
Ratios to Average Net Assets:
Net expenses[2]	0.07%[3]	0.05%	0.05%	0.06%	0.06%	0.05%
Net investment income	7.46%[3]	4.83%	4.47%	5.22%	5.98%	5.27%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$760,126	$1,354,326	$1,968,305	$1,148,240	$1,043,884	$927,849
Portfolio turnover[5]	9%	44%	31%	43%	38%	31%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $11,140,056 of investments in affiliated holdings* (identified cost $773,671,466)	$727,060,585
Cash	2,481,040
Income receivable	8,159,661
Income receivable from affiliated holdings	23,284
Receivable for investments sold	43,140,806
Total Assets	780,865,376
Liabilities:
Payable for investments purchased	10,422,355
Payable for shares redeemed	6,000,000
Income distribution payable	4,132,100
Accrued expenses (Note 5)	184,727
Total Liabilities	20,739,182
Net assets for 87,699,006 shares outstanding	$760,126,194
Net Assets Consist of:
Paid-in capital	$981,814,345
Total distributable earnings (loss)	(221,688,151)
Total Net Assets	$760,126,194
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$760,126,194 ÷ 87,699,006 shares outstanding, no par value, unlimited shares authorized	$8.67

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2022 (unaudited)

Investment Income:
Interest	$39,273,773
Dividends (including $149,053 received from affiliated holdings*)	247,253
TOTAL INCOME	39,521,026
Expenses:
Administrative fee (Note 5)	2,061
Custodian fees	19,620
Transfer agent fees	46,095
Directors’/Trustees’ fees (Note 5)	5,652
Auditing fees	18,299
Legal fees	4,976
Portfolio accounting fees	250,934
Printing and postage	9,353
Miscellaneous (Note 5)	11,967
TOTAL EXPENSES	368,957
Net investment income	39,152,069
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $3,476 on sales of investments in affiliated holdings*)	(70,619,028)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $251 on investments in affiliated holdings*)	53,971,173
Net realized and unrealized gain (loss) on investments	(16,647,855)
Change in net assets resulting from operations	$22,504,214

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2022	Year Ended 6/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,152,069	$86,568,359
Net realized gain (loss)	(70,619,028)	(32,938,553)
Net change in unrealized appreciation/depreciation	53,971,173	(125,556,841)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,504,214	(71,927,035)
Distributions to Shareholders	(37,802,622)	(87,744,304)
Share Transactions:
Proceeds from sale of shares	13,730,001	640,173,450
Net asset value of shares issued to shareholders in payment of distributions declared	13,388,402	50,490,786
Cost of shares redeemed	(606,019,354)	(1,144,972,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(578,900,951)	(454,307,880)
Change in net assets	(594,199,359)	(613,979,219)
Net Assets:
Beginning of period	1,354,325,553	1,968,304,772
End of period	$760,126,194	$1,354,325,553
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Shares sold	1,545,098	66,442,219
Shares issued to shareholders in payment of distributions declared	1,523,671	5,315,759
Shares redeemed	(68,905,793)	(121,385,347)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(65,837,024)	(49,627,369)
4. FEDERAL TAX INFORMATION
At December 31, 2022, the cost of investments for federal tax purposes was $770,869,364. The net unrealized depreciation of investments for federal tax purposes was $43,808,779. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,482,419 and unrealized depreciation from investments for those securities having an excess of cost over value of $46,291,198.
As of June 30, 2022, the Fund had a capital loss carryforward of $108,193,990 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,115,706	$85,078,284	$108,193,990
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2022, were as follows:
Purchases	$76,272,705
Sales	$627,878,974
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2022, the Fund had no outstanding loans. During the six months ended December 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2022, there were no outstanding loans. During the six months ended December 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period[1]
Actual	$1,000	$1,020.10	$0.36
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.85	$0.36

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Semi-Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
Semi-Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Bank Loan Core Fund (the “Fund” and collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund has previously established an HLIM, information regarding the methodology in determining the HLIM and whether the HLIM continues to be appropriate, the fact that no shortfalls of the Fund’s HLIM took place during the Period, , and the fact that based on this review the Administrator did not recommend any changes to the HLIM;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450803 (2/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date February 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2023